Schedule of property and equipment (Details)	Feb. 28, 2025 SGD ($)	Feb. 28, 2025 USD ($)	Feb. 29, 2024 SGD ($)
Property, Plant and Equipment [Line Items]
Total	$ 57,583	$ 42,675	$ 55,368
Less: accumulated depreciation	(55,553)	(41,170)	(55,368)
Property and equipment, net	2,030	1,505
Computer and Software [Member]
Property, Plant and Equipment [Line Items]
Total	56,383	41,786	54,168
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total	$ 1,200	$ 889	$ 1,200